Financial Instruments (Summary of AFS Unrealized Gain(Loss)) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Unrealized gross gains	$ 0.8	$ 184.7
Unrealized gross losses	29.0	47.5
Fair value of securities in an unrealized gain position	84.3	1,434.2
Fair value of securities in an unrealized loss position	$ 858.6	$ 4,692.8